Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Deduction of impairment	$ 35	$ 58
Excluded term saving accounts	374,593	355,725
Loans to customers [Member]
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Loans to customers	693,434	710,187
Borrowings from financial institutions [Member]
Maturity according to their remaining Terms of Financial Assets and Liabilities [Line Items]
Borrowings	$ 1,988	$ 1,341